VIA EDGAR

March 7, 2008

Securities and Exchange Commission

Document Control

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Old Mutual Funds III

1933 Act File No. 333-147771

1940 Act File No. 811-22149

CIK No. 0001419743

Rule 497(j) certification

Ladies and Gentlemen:

On behalf of Old Mutual Funds III (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), I hereby certify that (i) the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2008 (the “Amendment”); and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission.

If you have any questions or comments regarding this filing, please contact the undersigned at 720-200-7726.

Sincerely,

/s/ Karen S. Proc

Karen S. Proc

Vice President and Associate General Counsel